Associated companies (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Balance sheet value	$ 15,370	$ 14,304
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of estimated net assets	2,412
Novartis share of re-appraised intangible assets	673
Implicit Novartis goodwill	2,915
Current value of share in net identifiable assets and goodwill	6,000
Accumulated equity accounting adjustments and translation effects less dividends received	2,121
Balance sheet value	8,121	7,644
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Novartis share of estimated net assets	1,505
Novartis share of re-appraised intangible assets	3,852
Implicit Novartis goodwill	1,763
Current value of share in net identifiable assets and goodwill	7,120
Accumulated equity accounting adjustments and translation effects less dividends received	(100)
Balance sheet value	$ 7,020	$ 6,448